Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
Common Stock
The Company is authorized to issue 9,000 shares of common stock, $.01 par value per share. As of March 31, 2014, the Company issued 100 shares of common stock at $1.00 per share to NRFLP.
Preferred Stock
The Company is authorized to issue 1,000 shares of preferred stock, $.01 par value per share. The Company issued 625 shares of Series A Preferred Stock, with a $1,000 liquidation preference of which, 500 shares were issued by NRFLP. The Company pays a semi annual dividend at an annual rate of 12.5%.

Stockholders’ Equity
Common Stock
The Company is authorized to issue 9,000 shares of common stock, $.01 par value per share. As of December 31, 2013, the Company issued 100 shares of common stock at $1.00 per share to NRFLP.
The Company is authorized to issue 1,000 shares of preferred stock, $.01 par value per share. The Company issued 625 shares of Series A Preferred Stock, with a $1,000 liquidation preference of which, 500 shares were issued by NRFLP. The Company pays a semi annual dividend at an annual rate of 12.5%.